OTHER COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands, £ in Millions		12 Months Ended
	Nov. 29, 2016 USD ($)	Dec. 31, 2016 GBP (£) tax_lease	Dec. 31, 2003 GBP (£) tax_lease	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Tax lease benefits:
Book value of vessels secured against long-term loans				$ 2,106,062	$ 2,543,012
Number of tax leases | tax_lease			6
Gross amount received from tax lease benefit (in GBP) | £			£ 41
Number of tax leases terminated | tax_lease		5
Other commitment to pay third party				1,000
Minimum
Tax lease benefits:
Estimate of possible exposure | £		£ 0
Maximum
Tax lease benefits:
Estimate of possible exposure | £		£ 108
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease		1
Equity Method Investments | Convertible Bonds
Tax lease benefits:
Book value of vessels secured against long-term loans				$ 13,000
West Africa Gas Limited [Member]
Tax lease benefits:
Time Charter Revenues	$ 1,000